Accrued Liabilities (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at Beginning	$ 389,816	$ 180,799
Amount deferred		286,255
Amounts settled	(266,403)	(77,238)
Balance at ending	123,413	389,816
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning	225,799	180,799
Amount deferred		45,000
Amounts settled	(162,899)
Balance at ending	62,900	225,799
Trade Vendors [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning	164,017
Amount deferred		241,255
Amounts settled	(103,504)	(77,238)
Balance at ending	$ 60,513	$ 164,017